EQUITY - Schedule Of Authorized Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Issued (repurchased)
Number of Common Shares Held by the Company	42,278,231	37,538,531	30,569,215
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	955,142,841	958,773,120
Issued (repurchased)
Share issuance	52,757,437	0
Repurchases (in shares)	(7,188,534)	(9,579,740)
Long-term share ownership plans (in shares)	5,346,417	5,752,331
Dividend reinvestment plan and others (in shares)	137,600	197,130
Ending balance (in shares)	1,006,195,761	955,142,841